Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, shares authorized (in shares)	Unlimited	Unlimited
Common stock, par value per share (in USD per share)	$ 0	$ 0
Common stock, shares, issued (in shares)	50,176,485	50,176,485
Common stock, shares, outstanding (in shares)	50,176,485	50,176,485
Class A
Common stock, shares, issued (in shares)	49,045,623	49,045,623
Common stock, shares, outstanding (in shares)	49,045,623	49,045,623
Class B
Common stock, shares, issued (in shares)	1,130,862	1,130,862
Common stock, shares, outstanding (in shares)	1,130,862	1,130,862